Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Liability Tables
Fair value of the derivative liability
	Year ended December 31,
	2016			2015
Volatility	108%	–	254%	102%	--	112%
Risk-free interest rate	0.2%	--	2.5%	0.5%	--	1.2%
Expected life (years)	0.0	–	10.0	0.9	--	3.0
Dividend yield	--	--	--	--	--	--

Changes in the derivative liability

	Twelve Months Ended December 31, 2016
	Level 1	Level 2	Level 3
Convertible debt and other derivative liabilities at December 31, 2015			356,554
$780,850 of convertible debt prior to amendment			(330,694)
$780,850 of convertible debt as amended			733,185
Conversions of convertible debt			(833,401)
Issuance of convertible debt and other derivatives			690,442
Reclassification of common share equivalents to derivative liabilities			9,194,736
Change in fair value			(4,959,062)
Convertible debt and other derivative liabilities at December 31, 2016			4,851,760